GOODWILL AND INTANGIBLE ASSETS (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Schedule of Goodwill
The change in the net carrying amount of goodwill by reportable segment was as follows:

	Beauty	Grooming	Health Care	Snacks and Pet Care	Fabric Care and Home Care	Baby Care and Family Care	Corporate	Total Company
GOODWILL at JUNE 30, 2009	$17,663	$22,396	$8,404	$2,055	$4,408	$1,586	$—	$56,512
Acquisitions and divestitures	16	(33)	(249)	154	(6)	(1)	298	179
Translation and other	(1,048)	(1,035)	(296)	(6)	(154)	(140)	—	(2,679)
GOODWILL at JUNE 30, 2010	16,631	21,328	7,859	2,203	4,248	1,445	298	54,012
Acquisitions and divestitures	(7)	(7)	(7)	15	100	(1)	11	104
Translation and other	1,415	1,329	327	25	241	109	—	3,446
GOODWILL at JUNE 30, 2011	18,039	22,650	8,179	2,243	4,589	1,553	309	57,562

Intangible Assets Disclosure
Identifiable intangible assets were comprised of:

	2011		2010
June 30	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
INTANGIBLE ASSETS WITH DETERMINABLE LIVES
Brands	$3,392	$1,553	$3,284	$1,318
Patents and technology	3,195	1,840	3,140	1,575
Customer relationships	2,121	602	1,947	460
Other	335	217	304	205
TOTAL	9,043	4,212	8,675	3,558

BRANDS WITH INDEFINITE LIVES	27,789	—	26,519	—
TOTAL	36,832	4,212	35,194	3,558

Amortization of Intangible Assets	The amortization of intangible assets was as follows:

Years ended June 30	2011	2010	2009
Intangible asset amortization	$546	$601	$648

Estimated Amortization Expense
Estimated amortization expense over the next five years is as follows:

Years ended June 30	2012	2013	2014	2015	2016
Estimated amortization expense	$499	$454	$393	$354	$324
Such estimates do not reflect the impact of future foreign exchange rate changes.